Unaudited Condensed Consolidated Statements of Equity - USD ($) $ in Thousands	Total	AerCap Holdings N.V. shareholders’ equity	Common Stock	Additional paid-in capital	Treasury shares	Accumulated other comprehensive (loss) income	Accumulated retained earnings	Non-controlling interest
Beginning balance (in shares) at Dec. 31, 2024			204,543,739
Beginning balance at Dec. 31, 2024	$ 17,184,832	$ 17,184,623	$ 2,558	$ 5,809,276	$ (1,425,652)	$ 42,683	$ 12,755,758	$ 209
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of shares	(1,002,676)	(1,002,676)			(1,002,676)
Dividends declared on ordinary shares	(98,319)	(98,319)					(98,319)
Share cancellation (in shares)			(8,500,000)
Share cancellation	0		$ (92)	(557,394)	557,486
Ordinary shares issued, net of tax withholdings	(52,629)	(52,629)		(229,774)	173,041		4,104
Share-based compensation	100,214	100,214		100,214
Total comprehensive income (loss)	1,815,863	1,815,862				(86,207)	1,902,069	1
Ending balance (in shares) at Jun. 30, 2025			196,043,739
Ending balance at Jun. 30, 2025	17,947,285	17,947,075	$ 2,466	5,122,322	(1,697,801)	(43,524)	14,563,612	210
Beginning balance (in shares) at Mar. 31, 2025			196,043,739
Beginning balance at Mar. 31, 2025	17,192,299	17,192,089	$ 2,466	5,264,597	(1,410,655)	(15,580)	13,351,261	210
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of shares	(444,516)	(444,516)			(444,516)
Dividends declared on ordinary shares	(48,400)	(48,400)					(48,400)
Ordinary shares issued, net of tax withholdings	(56,321)	(56,321)		(215,233)	157,370		1,542
Share-based compensation	72,958	72,958		72,958
Total comprehensive income (loss)	1,231,265	1,231,265				(27,944)	1,259,209
Ending balance (in shares) at Jun. 30, 2025			196,043,739
Ending balance at Jun. 30, 2025	17,947,285	17,947,075	$ 2,466	5,122,322	(1,697,801)	(43,524)	14,563,612	210
Beginning balance (in shares) at Dec. 31, 2025			179,043,739
Beginning balance at Dec. 31, 2025	18,323,491	18,323,280	$ 2,267	3,517,963	(1,467,321)	(50,210)	16,320,581	211
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of shares	(1,436,348)	(1,436,348)			(1,436,348)
Dividends declared on ordinary shares	(131,418)	(131,418)					(131,418)
Share cancellation (in shares)			(9,000,000)
Share cancellation	0		$ (104)	(1,094,655)	1,094,759
Ordinary shares issued, net of tax withholdings	(17,588)	(17,588)		(55,106)	50,844		(13,326)
Share-based compensation	64,434	64,434		64,434
Total comprehensive income (loss)	1,607,009	1,607,013				63,164	1,543,849	(4)
Ending balance (in shares) at Jun. 30, 2026			170,043,739
Ending balance at Jun. 30, 2026	18,409,580	18,409,373	$ 2,163	2,432,636	(1,758,066)	12,954	17,719,686	207
Beginning balance (in shares) at Mar. 31, 2026			174,043,739
Beginning balance at Mar. 31, 2026	18,397,733	18,397,524	$ 2,209	2,933,560	(1,592,237)	(17,560)	17,071,552	209
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of shares	(691,405)	(691,405)			(691,405)
Dividends declared on ordinary shares	(64,132)	(64,132)					(64,132)
Share cancellation (in shares)			(4,000,000)
Share cancellation	0		$ (46)	(488,367)	488,413
Ordinary shares issued, net of tax withholdings	(21,650)	(21,650)		(45,359)	37,163	(13,454)
Share-based compensation	32,802	32,802		32,802
Total comprehensive income (loss)	756,232	756,234				30,514	725,720	(2)
Ending balance (in shares) at Jun. 30, 2026			170,043,739
Ending balance at Jun. 30, 2026	$ 18,409,580	$ 18,409,373	$ 2,163	$ 2,432,636	$ (1,758,066)	$ 12,954	$ 17,719,686	$ 207